BORROWINGS - Borrowings by Currency (Details) € in Millions, ₨ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 INR (₨)	May 26, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,749						$ 950	$ 38,862
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	42,424							36,720
U.S. dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	21,813							17,633
Euros | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	8,533	€ 7,264						6,653	€ 6,426
Australian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	5,586		$ 8,371					6,350		$ 10,261
Brazilian reais | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	4,512			R$ 24,832				3,896			R$ 24,123
Canadian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	897				$ 1,231			899				$ 1,294
Indian rupees | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	543					₨ 48,894		809					₨ 69,184
Other | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 540							$ 480